Accounts Payable and Accrued Liabilities and Compensation	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Accounts Payable and Accrued Liabilities and Compensation
Accounts Payable and Accrued Liabilities and Compensation

Note 4. Accounts Payable and Accrued Liabilities and Compensation

As of February 28, 2023 and May 31, 2022, the accounts payable balance was approximately $62.7 million and $68.0 million, respectively, with two vendors accounting for 74% and 73% of the total balance of accounts payable at the respective dates.

The components of accrued liabilities and compensation are as follows (in thousands):

	February 28, 2023	May 31, 2022
Compensation and related expense	$410	$1,522
Legal fees and settlement	1,207	2,006
Clinical expense	913	3,727
Accrued inventory charges and expenses	4,075	1,392
License fees	628	150
Lease payable	138	134
Investor proceeds held in escrow	897	—
Other liabilities	30	64
Total accrued liabilities	$8,298	$8,995

Note 5. Accounts Payable and Accrued Liabilities

As of May 31, 2022 and 2021, the accounts payable balance was approximately $68.0 million and $65.9 million, respectively. The Company had two vendors that accounted for approximately 57% and 17%, and 72% and 14%, of the total balance of accounts payable as of each respective period.

The components of accrued liabilities were as follows:

	As of May 31,
(in thousands)	2022	2021
Compensation and related expense	$1,504	$4,005
Legal fees and settlement	2,006	11,008
Clinical expense	3,727	1,462
Other liabilities	1,624	2,598
Total accrued liabilities	$8,861	$19,073

As of May 31, 2022, the entire accrued legal fees and settlement balance related to legal fees. As of May 31, 2021, the balance of accrued legal settlement and fees was comprised of $10.6 million related to legal settlements, with the remaining amount related to accrued legal fees.